Obligations related to credit assignments	12 Months Ended
Dec. 31, 2025
Obligations Related To Credit Assignments
Obligations related to credit assignments

14.	Obligations related to credit assignments

The Group recognizes obligations arising from the assignment, with co-obligation, of credit receivables originating from payroll-deductible loan transactions, pursuant to agreements for the promise of transfer and acquisition of credit rights and other covenants entered into with Vert-9 Companhia Securitizadora de Créditos Financeiros, Vert-5 Companhia Securitizadora de Créditos Financeiros, Opea – Companhia Securitizadora de Créditos Financeiros Agibank (dated July 24, 2025) and Fundo de Investimento em Direitos Creditórios Agibank I – Responsabilidade Limitada “FIDC” (Note 6.4(d)).

The associated liabilities represent the Group’s contractual obligation to repay the funding obtained in connection with such credit assignment transactions and are economically linked to the cash flows generated by the transferred receivables. The transferred receivables are contractually pledged as collateral for the associated liabilities and are subject to restrictions; accordingly, they are not available for unrestricted sale or re-pledging by Banco Agibank.

Obligations related to the assignment of credit receivables through the investment fund “FIDC” are contractually segregated into senior and subordinated quotas. The subordinated quotas, which absorb first losses and provide exposure to residual returns, are fully held by the Group and, therefore, are eliminated in the consolidation process (note 2a). Accordingly, only the senior quotas held by third-party investors, which give rise to a contractual obligation to deliver cash, remain recognized as liabilities in the consolidated financial statements.

These liabilities are measured at amortized cost and are presented as a separate item in the statement of financial position to provide more transparent disclosures of these transactions.

	December 31, 2025	December 31, 2024
Vert-9 Companhia Securitizadora de Créditos Financeiros	3,364,206	3,084,589
Vert-5 Companhia Securitizadora de Créditos Financeiros	748,641	1,375,040
Fundo de Investimento em Direitos Creditórios Agibank I – Responsabilidade Limitada “FIDC”	2,013,830	-
Opea SPE 02 Companhia Securitizadora de Créditos Financeiros	4,270,668	-
Total	10,397,345	4,459,629